Note 5 - Minimum Lease Commitments (Details)	Jun. 28, 2015 USD ($)
2016	$ 318,000
2017	318,000
2018	318,000
2019	318,000
2020	$ 33,834
Thereafter
Total minimum lease payments	$ 1,305,834